Income taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current taxes:
Current taxes	€ 5,631	€ 9,891	€ 4,205
Net deferred taxes:
Net deferred taxes	(263)	(1,803)	640
Income tax expense	€ 5,368	€ 8,088	€ 4,845
Effective tax rate	52.50%	36.70%	45.30%
Italy
Current taxes:
Current taxes	€ 97	€ 1,920	€ 439
Net deferred taxes:
Net deferred taxes	(137)	(2,191)	(45)
Foreign current income tax expense	242
Extraordinary contribution tax enacted		1,036
Exploration & Production | Foreign (outside Italy)
Current taxes:
Current taxes	5,349	7,027	3,609
Net deferred taxes:
Net deferred taxes	(22)	713	552
Other subsidiaries | Foreign (outside Italy)
Current taxes:
Current taxes	185	944	157
Net deferred taxes:
Net deferred taxes	€ (104)	€ (325)	€ 133